SHAREHOLDERS' EQUITY (Details 1) (USD $)		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2013 April 1998 [Member]	Dec. 31, 2012 April 1998 [Member]	Dec. 31, 2013 July 2012 [Member]		Dec. 31, 2012 July 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants to Purchase Ordinary Shares	60,000	578		60,000	[1]
Exercise price per share		$ 1.25		$ 0.80	[1]
Warrants exercisable		578	578	0	[1]	60,000	[1]
Exercisable through		No expiration date		July 12, 2015	[1]

[1]	In connection with a July 2012 agreement with LibertyView, which made a convertible loan to the Company (see Note 9) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which were to be exercisable in whole or in part no later than July 12, 2015.